Intangible assets and goodwill, net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Movement of Intangible Assets and Cumulative Amortization
The movement of intangible assets and amortization for the years ended December 31, 2019, 2018 and 2017, is as follows:

	2019						2018	2017
Description	Software	In-transit-software	Present value of acquired in-force business (PVIF)	Other intangible assets	Goodwill (b)	Total	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1 (Note 3.2.1(ii))	681,850	131,704	137,900	30,279	432,879	1,414,612	1,288,206	557,329
Acquisition of Seguros Sura and Hipotecaria Sura (b)	—	—	—	—	—	—	—	571,305
Additions and transfers	140,216	—	—	2,323	—	142,539	127,928	160,515
Disposals and write-offs	(969)	—	—	—	(2,233)	(3,202)	(1,522)	(943)

Balance as of December 31	821,097	131,704	137,900	32,602	430,646	1,553,949	1,414,612	1,288,206

Amortization
Balance as of January 1	(431,832)	—	(16,088)	(12,146)	—	(460,066)	(366,612)	(289,928)
Amortization of the year	(97,556)	—	(13,790)	(3,618)	—	(114,964)	(93,454)	(76,985)
Disposals and write-offs	343	—	—	—	—	343	—	301

Balance as of December 31	(529,045)	—	(29,878)	(15,764)	—	(574,687)	(460,066)	(366,612)

Net book value	292,052	131,704	108,022	16,838	430,646	979,262	954,546	921,594